Investments	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS	INVESTMENTS
The following tables show the cost or amortized cost, gross unrealized gains and losses, and fair value of the Company's fixed maturity securities as of the dates indicated:

	December 31, 2022
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturity securities:
U.S. government and government agencies and authorities	$1.9	$—	$(0.2)	$1.7
States, municipalities and political subdivisions	0.5	—	—	0.5
Foreign governments	0.3	—	—	0.3
Residential mortgage-backed	5.3	—	(0.8)	4.5
U.S. corporate	1.9	—	—	1.9
Foreign corporate	0.3	—	—	0.3
Total fixed maturity securities	$10.2	$—	$(1.0)	$9.2

	December 31, 2021
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturity securities:
U.S. government and government agencies and authorities	$0.9	$—	$—	$0.9
States, municipalities and political subdivisions	0.5	—	—	0.5
Foreign governments	0.5	0.1	—	0.6
Residential mortgage-backed	4.4	—	—	4.4
Commercial mortgage-backed	0.7	—	—	0.7
U.S. corporate	16.2	1.9	—	18.1
Foreign corporate	5.6	0.7	—	6.3
Total fixed maturity securities	$30.1	$2.7	$—	$32.8

The cost or amortized cost and fair value of fixed maturity securities at December 31, 2022 by contractual maturity are shown below. Actual maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2022
	Cost or Amortized Cost	Fair Value
Due in one year or less	$—	$—
Due after one year through five years	2.6	2.6
Due after five years through ten years	1.8	1.6
Due after ten years	0.5	0.5
Total	4.9	4.7
Residential mortgage-backed	5.3	4.5
Total	$10.2	$9.2
The following table shows the major categories of net investment income for the periods indicated:

	Years Ended December 31,
	2022	2021	2020
Fixed maturity securities	$1.3	$1.4	$1.7
Total investment income	1.3	1.4	1.7
Investment expenses	—	(0.1)	(0.1)
Net investment income	$1.3	$1.3	$1.6
No material investments of the Company were non-income producing for the years ended December 31, 2022, 2021 and 2020.
The following table summarizes the proceeds from sales of available-for-sale fixed maturities and the gross realized gains and gross realized losses that have been recognized in the statement of operations as a result of those sales for the periods indicated:

	Years Ended December 31,
	2022	2021	2020
Proceeds from sales	$29.4	$9.1	$0.5
Gross realized gains	0.7	0.2	0.1
Gross realized losses	(1.8)	—	—
Net realized gains (losses) from sales of fixed maturity securities	$(1.1)	$0.2	$0.1
The following table sets forth the net realized gains (losses) recognized in the statement of operations for the periods indicated:

	Years Ended December 31,
	2022	2021	2020
Net realized gains (losses) related to sales:
Net realized gains (losses) from sales of fixed maturity securities	$(1.1)	$0.2	$0.1
The Company had fixed maturity securities of $0.8 million and $0.9 million as of December 31, 2022 and 2021, respectively, on deposit with various governmental authorities as required by law.